Schedule of Lease Liabilities (Details) - CAD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Lease Liabilities
Lease liabilities	$ 31,107	$ 61,028
Additions to right-of-use assets	0	0	63,360
Lease payments	(32,842)	(35,828)	(2,986)
Accretion on lease liabilities	1,735	5,907	654
Lease liabilities		$ 31,107	$ 61,028